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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED JULY 16, 2007
                                      TO
              PROSPECTUSES DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement describes a change to the payout rates for the Guaranteed Minimum Income Benefit Plus ("GMIB Plus") rider. This supplement provides information in addition to the prospectuses dated April 30, 2007 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

GMIB PLUS PAYOUT RATES

As described under "Guaranteed Minimum Income Benefit" in the "ANNUITY PAYMENTS (THE INCOME PHASE)" section of the prospectus, if your account value is fully withdrawn and there is an income base remaining, we will commence making annuity payments within 30 days of the date of the full withdrawal. In states where approved, for contracts issued on and after July 16, 2007 for which the GMIB Plus rider has been elected, we have enhanced the GMIB purchase payout rates under the following circumstances. If:

   (a)you take no withdrawals before your 60th birthday;

   (b)your account value is fully withdrawn at or after your 60th birthday and there is an income base remaining; and

   (c)the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed;

then the annual annuity payments under the GMIB Plus rider will equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined).

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900              (800) 842-9325
             Irvine, CA 92614

VINTAGE L and VINTAGE XC are service marks of Citigroup Inc. or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.

                                                               SUPP-GMIBVIN0707